UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Investments

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | **HTD**

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 81.2% (53.3% of Total Investments)		$648,612,113

(Cost $486,781,483)

Energy 9.4%		75,439,899

Oil, Gas & Consumable Fuels 9.4%
BP PLC, ADR (Z)	187,500	7,770,000
Chevron Corp.	50,000	6,294,500
ConocoPhillips (Z)	142,500	9,242,550
Royal Dutch Shell PLC, ADR	79,000	5,399,650
Spectra Energy Corp. (Z)	930,000	33,470,699
Total SA, ADR (Z)	250,000	13,262,500

Materials 0.4%		2,828,000

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Z)	100,000	2,828,000

Telecommunication Services 4.8%		38,253,650

Diversified Telecommunication Services 3.1%
AT&T, Inc. (Z)	400,000	14,108,000
Verizon Communications, Inc. (Z)	215,000	10,638,200

Wireless Telecommunication Services 1.7%
Vodafone Group PLC, ADR (Z)	451,000	13,507,450

Utilities 66.6%		532,090,564

Electric Utilities 28.4%
American Electric Power Company, Inc. (Z)	590,000	27,346,500
Duke Energy Corp. (Z)	310,000	22,010,000
Entergy Corp. (Z)	204,500	13,803,750
FirstEnergy Corp. (Z)	630,000	23,984,100
Northeast Utilities (Z)	657,500	29,199,575
OGE Energy Corp.	1,000,000	37,400,000
PPL Corp.	496,042	15,759,254
The Southern Company (Z)	395,000	17,711,800
UIL Holdings Corp. (C)(Z)	510,000	20,828,400
Xcel Energy, Inc. (Z)	635,000	19,018,250

Gas Utilities 8.8%
AGL Resources, Inc.	100,550	4,604,185
Atmos Energy Corp.	675,000	29,862,000
Northwest Natural Gas Company	85,000	3,734,900
ONEOK, Inc. (C)(Z)	600,000	31,770,000

Multi-Utilities 29.4%
Alliant Energy Corp. (Z)	160,000	8,475,200
Ameren Corp. (Z)	555,000	19,874,550
Black Hills Corp. (Z)	560,000	29,708,000
Dominion Resources, Inc. (Z)	420,000	24,910,200
DTE Energy Company	480,000	33,936,000
Integrys Energy Group, Inc. (Z)	485,000	30,458,000
National Grid PLC, ADR (Z)	230,000	13,705,700
NiSource, Inc.	785,000	24,115,200
Public Service Enterprise Group, Inc. (Z)	360,000	12,164,400
TECO Energy, Inc.	500,000	8,835,000
Vectren Corp. (Z)	780,000	28,875,600

1

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Preferred Securities 70.8% (46.4% of Total Investments)		$565,105,936

(Cost $571,205,195)

Energy 0.7%		5,712,500

Oil, Gas & Consumable Fuels 0.7%
Apache Corp., Series D, 6.000%	125,000	5,712,500

Financials 46.5%		370,954,950

Capital Markets 6.7%
State Street Corp., 5.250% (Z)	900,000	21,438,000
The Bank of New York Mellon Corp., 5.200%	450,000	10,035,000
The Goldman Sachs Group, Inc., 5.950%	736,000	17,811,200
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	162,500	4,059,250

Commercial Banks 18.8%
Barclays Bank PLC, Series 3, 7.100% (Z)	30,000	756,000
Barclays Bank PLC, Series 5, 8.125% (Z)	505,000	12,847,200
BB&T Corp. (Callable 11-1-17), 5.200%	480,000	10,804,800
BB&T Corp. (Callable 6-1-18), 5.200%	265,000	6,039,350
BB&T Corp., 5.625% (Z)	514,000	12,048,160
HSBC Holdings PLC, 8.000% (C)(Z)	325,000	8,849,750
HSBC Holdings PLC, 8.125% (Z)	50,000	1,290,500
HSBC USA, Inc., 6.500%	19,500	489,255
PNC Financial Services Group, Inc., 5.375% (C)(Z)	460,000	10,874,400
PNC Financial Services Group, Inc. (6.125% to 5-01-22, then 3
month LIBOR + 4.067%)	40,000	1,050,000
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	855,000	16,535,700
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	277,000	7,382,050
Santander Finance Preferred SA, Series 1, 6.410% (Z)	15,500	385,330
Santander Holdings USA, Inc., Series C, 7.300%	111,610	2,814,804
U.S. Bancorp, 5.150% (C)(Z)	795,000	18,356,550
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	204,500	5,509,230
Wells Fargo & Company, 8.000%	1,207,000	34,266,730

Consumer Finance 2.5%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	654,322	16,266,445
SLM Corp., Series A, 6.970% (Z)	74,000	3,607,500

Diversified Financial Services 14.9%
Bank of America Corp., 6.375% (Z)	139,000	3,475,000
Bank of America Corp., 6.625% (Z)	355,000	9,293,900
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,727,000
Citigroup, Inc., 8.125%	270,400	8,028,176
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	7,013,340
Deutsche Bank Contingent Capital Trust II, 6.550% (C)(Z)	310,000	7,812,000
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	21,271,827
ING Groep NV, 6.200% (Z)	109,100	2,594,398
ING Groep NV, 7.050% (Z)	140,000	3,480,400
JPMorgan Chase & Company, 5.450%	210,000	4,821,600
JPMorgan Chase & Company, 5.500%	960,000	22,108,800
JPMorgan Chase & Company, 8.625%	140,000	3,501,400
RBS Capital Funding Trust VII, 6.080% (Z)	983,000	19,502,720

2

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 3.4%
Aegon NV, 6.500%	25,000	$617,500
MetLife, Inc., Series B, 6.500% (Z)	1,025,500	25,832,345
Prudential Financial, Inc., 5.750%	40,000	944,000

Real Estate Investment Trusts 0.2%
Ventas Realty LP, 5.450%	50,000	1,110,940

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)	60,000	302,400

Industrials 0.2%		1,456,800

Machinery 0.2%
Stanley Black & Decker, Inc., 5.750%	60,000	1,456,800

Telecommunication Services 5.2%		41,636,690

Diversified Telecommunication Services 3.5%
Qwest Corp., 6.125%	710,500	16,014,670
Qwest Corp., 7.375% (Z)	366,000	9,278,100
Qwest Corp., 7.500% (Z)	120,000	3,076,800

Wireless Telecommunication Services 1.7%
Telephone & Data Systems, Inc., 5.875% (Z)	275,000	6,283,750
Telephone & Data Systems, Inc., 6.875% (Z)	243,000	6,218,370
United States Cellular Corp., 6.950% (Z)	30,000	765,000

Utilities 18.2%		145,344,996

Electric Utilities 16.9%
Alabama Power Company, Class A, 5.300% (Z)	197,550	4,940,726
Duke Energy Corp., 5.125%	230,000	5,306,100
Duquesne Light Company, 6.500%	427,000	21,819,700
Entergy Arkansas, Inc., 4.560%	9,388	902,715
Entergy Arkansas, Inc., 6.450%	135,000	3,400,313
Entergy Mississippi, Inc., 4.920%	8,190	812,346
Entergy Mississippi, Inc., 6.250%	197,500	4,956,026
Gulf Power Co, 5.600%	65,930	6,495,648
Interstate Power & Light Company, 5.100% (Z)	1,295,000	29,797,950
Mississippi Power Company, 5.250%	262,500	6,607,125
NextEra Energy Capital Holdings, Inc., 5.125%	25,000	537,500
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	125,000	2,932,500
PPL Capital Funding, Inc., 5.900% (Z)	822,000	18,897,780
SCE Trust I, 5.625%	55,000	1,253,450
SCE Trust II, 5.100% (Z)	1,250,000	26,537,500

Multi-Utilities 1.3%
BGE Capital Trust II, 6.200% (Z)	163,517	4,110,817
DTE Energy Company, 5.250% (Z)	115,000	2,684,100
DTE Energy Company, 6.500% (Z)	130,000	3,352,700

3

Tax-Advantaged Dividend Income Fund

As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 0.4% (0.3% of Total Investments)				$3,210,000

(Cost $3,000,000)

Utilities 0.4%				3,210,000

Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	2-01-22	3,000,000	3,210,000

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 0.1% (0.0% of Total Investments)				$1,106,000

(Cost $1,106,000)

			Shares	Value
Repurchase Agreement 0.1%				1,106,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at 0.010% to be repurchased at $1,106,000 on 8-1-13, collateralized by $1,135,000 U.S. Treasury
Notes, 0.875% due 4-30-17 (valued at $1,132,518, including interest)			1,106,000	1,106,000

Total investments (Cost $1,062,092,678)† 152.5%				$1,218,034,049

Other assets and liabilities, net (52.5%)				($419,272,688)

Total net assets 100.0%				$798,761,361

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(C) All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-13 was $2,856,500.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-13 was $735,031,816.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,070,042,280. Net unrealized apreciation aggregated $147,991,769, of which $193,526,115 related to appreciated investment securities and $45,534,346 related to depreciated investment securities..

4

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs

Common Stocks
Energy	$75,439,899	$75,439,899	—	—
Materials	2,828,000	2,828,000	—	—
Telecommunication Services	38,253,650	38,253,650	—	—
Utilities	532,090,564	532,090,564	—	—
Preferred Securities
Energy	5,712,500	5,712,500	—	—
Financials	370,954,950	351,487,460	$19,467,490	—
Industrials	1,456,800	1,456,800	—	—
Telecommunication Services	41,636,690	41,636,690	—	—
Utilities	145,344,996	128,777,948	16,567,048	—

5

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs

Corporate Bonds
Utilities	$3,210,000	—	$3,210,000	—
Short-Term Investments	1,106,000	—	1,106,000	—

Total Investments in Securities	$1,218,034,049	$1,177,683,511	$40,350,538	—
Other Financial Instruments
Written options	($2,388,725)	($2,388,725)	—	—
Interest rate swaps	($1,432,980)	—	($1,432,980)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31,2013, the fund wrote option contracts to hedge against anticipated changes in securties markets. The following tables summarize the fund’s written options activities during the period ended July 31,2013 and the contracts held at July 31,2013.

6

Tax-Advantaged Dividend Income Fund
As of 7-31-13 (Unaudited)

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	5,295	$609,525
Options written	22,901	30,553,832
Option closed	(18,641)	(24,909,420)
Options exercised	-	-
Options expired	(8,405)	(3,275,338)

Outstanding, end of period	1,150	$2,978,599

			Number of
Options	Exercise Price	Expiration Date	Contracts	Premium	Value

Calls

Russell 2000 Index	$1,055	Aug 2013	590	$853,708	($519,200)
S&P 500 Index	1,690	Aug 2013	365	685,408	(520,125)
S&P 500 Index	1,620	Aug 2013	195	1,439,483	(1,349,400)

			1,150	$2,978,599	($2,388,725)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended July 31, 2013, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31,2013.

	USD Notional	Payments Made	Payments Received	Maturity
Counterparty	Amount	by Fund	by Fund	Date	Market Value

Morgan Stanley Capital Services	$86,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,303,248)
Morgan Stanley Capital Services	86,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	$870,268

Total	$172,000,000				($1,432,980)

(a) At 7-31-13, the 3-month LIBOR rate was 0.26560%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013